8 DERIVATIVE LIABILITY: Schedule of Derivative Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details
Financing Warrants Balance at start of period	$ 0	$ 55,000	$ 1,613,526
Change in fair value and warrant exercises			153,298
Value of exercised warrants	0	(23,166)	(1,711,824)
Financing Warrants Balance at end of period	$ 0	$ 0	$ 55,000